FINANCIAL INSTRUMENTS (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)
Financial instruments
Balance at beginning of the period	$ 21,077,000
Balance at the end of the period	$ 27,353,000
Warrants | Risk-free interest rate | Minimum
Financial instruments
Significant unobservable input	0.0406	0.037
Warrants | Risk-free interest rate | Maximum
Financial instruments
Significant unobservable input	0.0419	0.0371
Warrants | Volatility | Minimum
Financial instruments
Significant unobservable input	0.9235	1.3897
Warrants | Volatility | Maximum
Financial instruments
Significant unobservable input	1.2934	1.4956
Level 3 | Financial liabilities at fair value through profit or loss | Warrants
Financial instruments
Balance at beginning of the period		$ 1,421,000
Initial recognition of financial liability	9,414,000
Initial recognition of unrecognized day 1 loss	(3,423,000)
Exercise of financial liability		(141,000)
Fair value adjustments recognized in profit or loss	478,000	(1,269,000)
Balance at the end of the period	$ 6,469,000	$ 11,000